Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the year [Abstract]
Combined tax profit (losses)	$ (28,688)	$ (269,197)	$ (422,490)
Tax losses amortization	265,090	60,032	82,145
Income tax recognized	$ (29,591)	$ (21,143)	$ (19,334)
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (3,172)	$ (7,015)	$ (10,873)
Deferred income tax	32,763	28,158	30,207
Total income tax benefit	29,591	21,143	19,334
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax profit (losses)	(79,041)	(159,003)
Subsidiaries [Member]
Results for the year [Abstract]
Income tax recognized	10,573	10,349	36,243
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax benefit	(10,573)	$ (10,349)	$ (36,243)
Other companies [Member]
Results for the year [Abstract]
Combined tax profit (losses)	$ 275,663